F2 Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income And Expenses [Abstract]
Summary of Financial Income and Expenses
Financial income and expenses

	2023	2022	2021

Contractual interest on financial assets	1,897	717	360
of which on financial assets at amortized cost	403	251	148
Net revaluation gains and losses on financial assets	64	–146	10
Other financial income	184	207	321
Financial income	2,145	778	691

Contractual interest on financial liabilities	–2,282	–972	–525
of which on financial liabilities at amortized cost	–501	–128	–41

Net revaluation gains and losses on financial liabilities	–134	379	67
Lease interest expense	–464	–464	–426
Net interest on pension liabilities	–517	–361	–262
Other financial expenses	–721	–512	–528
Financial expenses	–4,118	–1,930	–1,674

Net foreign exchange gains/losses	–1,020	–1,259	–1,547
Financial income and expenses, net	–2,993	–2,411	–2,530

Net gains and losses on financial instruments exclude effect of foreign exchange translations:
Financial instruments at fair value through profit or loss 1)	885	–2,552	–534
Financial liabilities designated at fair value through profit or loss	–1,100	2,847	404

1)
Excludes net loss from revaluation of customer finance receivables of SEK 209 million (net loss of SEK 15 million in 2022 and net gain of SEK 350 million in 2021), reported as Selling and administrative expenses, and net loss on revaluation of investments in shares and participations of SEK 186 million (net loss of SEK 205 million in 2022 and net gain of SEK 784 million in 2021) reported as Other operating income or expenses.